Income tax and social contributions	12 Months Ended
Dec. 31, 2023
Income tax and social contributions
Income tax and social contributions

19.Income tax and social contributions

a.Current Income tax and social contribution recognized in profit or loss

The income tax and social contribution recognized in profit or loss for the year is as follows:

12/31/2023
Income tax and social contribution (expense) income
Current	(8,979)
Deferred	2,260
(6,719)

*There were no current or deferred taxes as of December 31, 2022.

The reconciliation of Company income tax and social contribution expenses and the result from applying the effective rate to profit before income tax and social contribution is shown below. The Company operates in the following tax jurisdictions: Brazil, where the corporate tax rate is 34% and Canada, where the federal corporate tax rate is 15% with varying provincial tax rates, such as British Columbia’s 12% tax rate, which totalizes 27% income tax rate applicable to Sigma in Canada:

	12/31/2023	12/31/2022
Loss before income tax and social contribution	(31,527)	(127,210)
Statutory tax rate	27%	27%
Tax benefits at statutory rate	8,512	34,347
Reconciling items
Impact of foreign income tax rate differential	(2,294)	(1,825)
Exclusion of Canadian tax credits (1)	(17,362)	(30,326)
Tax losses carryforward from previous years	4,324	—
Other	101	(2,196)
Current and deferred income tax and social contribution	(6,719)	—
Effective tax rate	(21.31)%	—

(1)The amount of $15,371 on December 31,2023 ($12,884 on December 31, 2022) of tax loss carryforward generated by the Company has not been recognized since we do not expect to have taxable income to offset it. This tax loss carryforward expires between 2038 and 2043.

b.Deferred income tax and social contribution:

The deferred income tax and social contribution are calculated on tax loss carryforwards and the temporary differences between the tax bases of assets and liabilities and their carrying amounts.

	12/31/2022	Income	Equity	12/31/2023
Temporary differences:
Pre-operational expenses	—	4,586	—	4,586
Provision for bonus payments	—	57	—	57
Provision for social projects	—	508	—	508
Unrealized foreign currency fluctuation	—	(3,889)	—	(3,889)
Taxes installments program	—	153	—	153
Commission provision	—	803	—	803
Other	—	42	—	42
Foreign currency translation adjustment of subsidiaries	—	—	(190)	(190)
Total deferred tax assets	—	2,260	(190)	2,070

Accounting Policy

Current income tax and social contribution are calculated based on the tax laws enacted by the end of the reporting period, including in the countries where the Group entities operate and generate taxable income. Management periodically assesses the positions taken in the tax calculations with respect to situations where applicable tax regulations are open to interpretation. The Company recognizes provisions where appropriate, based on the estimated payments to tax authorities. The income tax and social contribution expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss unless they are related to items recognized directly in shareholders’ equity.

Current tax expense is the expected payment of taxable income for the year, using the nominal rate approved or substantially approved on the balance sheet date, and any adjustment of taxes payable related to previous years. Current income tax and social contribution are presented net as liabilities when there are amounts payable, or in assets when the amounts in advance paid exceed the total due on the date of the report.

Deferred tax is recognized in relation to temporary differences between the tax bases of assets and liabilities and their book values in the financial statements. Deferred tax is not recognized when it is probable that it will not revert in a foreseeable future in accordance with IAS 12 – Taxes on Profit. The amount of the deferred tax determined is based on the expectation of realization or settlement of the temporary difference and uses the nominal rate approved or substantially approved.

Deferred income tax assets and liabilities are presented net in the balance sheet whenever there is a legal right and the intention to offset them upon the calculation of current taxes, usually related to the same legal entity and the same taxation authority.

Deferred income tax and social contribution assets are recognized on recoverable balances of tax loss carryforward and social contribution negative basis, tax credits and deductible temporary differences. Such assets are reviewed at each year-end date and will be reduced to the extent that their realization is less likely to occur.